Condensed Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2022	Dec. 31, 2021
Common stock subject to possible redemption, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock subject to possible redemption, shares authorized	100,000,000	100,000,000
Common stock subject to possible redemption, share outstanding	5,733,920	5,733,920
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	1,728,078	1,728,078
Common stock, shares outstanding	1,728,078	1,728,078
As Previously Reported [Member]
Common stock subject to possible redemption, par value (in Dollars per share)		$ 0.0001
Common stock subject to possible redemption, shares authorized		100,000,000
Common stock subject to possible redemption, share outstanding		5,733,920
Preferred stock, par value (in Dollars per share)		$ 0.0001
Preferred stock, shares authorized		1,000,000
Preferred stock, shares issued		0
Preferred stock, shares outstanding		0
Common stock, par value (in Dollars per share)		$ 0.0001
Common stock, shares authorized		100,000,000
Common stock, shares issued		1,728,078
Common stock, shares outstanding		1,728,078